S000045258 [Member] Investment Objectives and Goals - Columbia Mortgage Opportunities Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Mortgage Opportunities Fund (the Fund) seeks total return, consisting of long-term capital appreciation and current income.